Deposits	12 Months Ended
Dec. 31, 2012
Deposits and Regulatory Matters/Supervisory Agreements, IMCR and Federal Home Loan Bank Investment [Abstract]
Deposits

NOTE 10 Deposits

Deposits and their weighted average interest rates at December 31 are summarized as follows:

	2012			2011
(Dollars in thousands)	Weighted Average Rate	Amount	Percent of Total	Weighted Average Rate	Amount	Percent of Total
Noninterest checking	0.00%	$101,198	19.6%	0.00%	$113,188	18.3%
NOW accounts	0.02	71,472	13.9	0.06	64,783	10.4
Savings accounts	0.12	42,691	8.3	0.17	36,071	5.8
Money market accounts	0.33	111,000	21.6	0.46	108,876	17.6

		326,361	63.4		322,918	52.1

Certificates:
0-0.99%		90,103	17.5		72,768	11.7
1-1.99%		81,143	15.8		134,567	21.8
2-2.99%		15,063	2.9		65,842	10.6
3-3.99%		2,263	0.4		22,583	3.6
4-4.99%		18	0.0		1,450	0.2

Total certificates	1.08	188,590	36.6	1.60	297,210	47.9

Total deposits	0.48	$514,951	100.0%	0.87	$620,128	100.0%

At December 31, 2012 and 2011, the Company had $225.7 million and $264.5 million, respectively, of deposit accounts with balances of $100,000 or more. At December 31, 2012 and 2011, the Company had $15.9 million and $67.8 million of certificate accounts, respectively, that had been acquired through a broker. The Company is currently restricted from renewing existing brokered deposits, or accepting new brokered deposits without the prior consent of the Office of the Comptroller of the Currency (OCC).

Certificates had the following maturities at December 31:

(Dollars in thousands)	2012		2011
Remaining term to maturity	Amount	Weighted Average Rate	Amount	Weighted Average Rate
1-6 months	$73,451	1.10%	$100,513	1.78%
7-12 months	48,782	0.88	87,031	1.70
13-36 months	60,498	1.16	103,791	1.33
Over 36 months	5,859	1.55	5,875	2.05

	$188,590	1.08	$297,210	1.60

At December 31, 2012, mortgage loans and mortgage-backed and related securities with an amortized cost of approximately $16.8 million were pledged as collateral for certain deposits. An additional $1.0 million of letters of credit from the Federal Home Loan Bank (FHLB) were pledged as collateral on Bank deposits.

Interest expense on deposits is summarized as follows for the years ended December 31:

(Dollars in thousands)	2012	2011	2010
NOW accounts	$35	57	110
Savings accounts	67	57	45
Money market accounts	447	746	1,341
Certificates	3,192	5,987	9,785

	$3,741	6,847	11,281